SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS (Details) $ in Millions		1 Months Ended	12 Months Ended
	Mar. 30, 1999	Feb. 28, 2025 patent	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)
Disclosure of contingent liabilities [line items]
Number of patents allegedly infringed | patent		5
Performance guarantees			$ 23,375.2	$ 10,315.6
Letters of credit
Disclosure of contingent liabilities [line items]
Amounts available under unused letters of credit			$ 438.7	$ 489.9
Systems on Silicon Manufacturing Company Pte Ltd. (SSMC)
Disclosure of contingent liabilities [line items]
Equity interest in joint venture	32.00%		39.00%
Systems on Silicon Manufacturing Company Pte Ltd. (SSMC) | Maximum
Disclosure of contingent liabilities [line items]
Individual purchase capacity			28.00%
Systems on Silicon Manufacturing Company Pte Ltd. (SSMC) | NXP B.V.
Disclosure of contingent liabilities [line items]
Equity interest in joint venture			61.00%
Systems on Silicon Manufacturing Company Pte Ltd. (SSMC) | TSMC and NXP B.V. | Minimum
Disclosure of contingent liabilities [line items]
Minimum collective purchase capacity			70.00%
Technical cooperation agreement with Industrial Technology Research Institute
Disclosure of contingent liabilities [line items]
Maximum capacity percentage			35.00%
Term of agreement			5 years
Notice term			1 year